Financial obligations	12 Months Ended
Dec. 31, 2021
Financial obligations
Financial obligations

16.   Financial obligations

(a)	This caption is made up as follow:

	2022	2021
	US$(000)	US$(000)
Compañía de Minas Buenaventura S.A.A.
Bonds -
Senior Notes at 5.50% due 2026 (b)	541,980	540,017

Financial obligations (c) -
BBVA Banco Continental	—	61,667
Banco de Crédito del Perú	—	66,667
CorpBanca New York Branch	—	61,666
Banco Internacional del Perú	—	30,000
ICBC Perú Bank	—	40,000
Banco de Sabadell, Miami Branch	—	15,000
	—	275,000
Debt issuance costs	—	6,284
	—	281,284
Sociedad Minera El Brocal S.A.A. (d)
Banco de Crédito del Perú – Financial obligation	97,136	118,722
Debt issuance costs	(160)	(611)
	96,976	118,111
Empresa de Generación Huanza S.A. (e)
Banco de Crédito del Perú – Finance lease	86,625	113,096
Debt issuance costs	—	(312)
	86,625	112,784
Lease liabilities (h)
Finance lease	12,953	5,779

Total financial obligations	738,534	1,057,975

Classification by maturity:
Current portion	35,071	179,417
Non-current portion	703,463	878,558
Total financial obligations	738,534	1,057,975

(b)

In order to comply with its tax obligations, the Buenaventura’s Shareholders’ Meeting held on May 21, 2021 and its board of directors meeting held on July 12, 2021 approved the issuance of senior unsecured notes (hereinafter “the notes”) which were issued on July 23, 2021 with the following terms:

-	Denomination of Issue: US$550,000,000 5.500% Senior Notes due 2026.
-	Principal Amount: US$550,000,000.
-	Issue Date: July 23, 2021.
-	Maturity Date: July 23, 2026.
-	Issue Price: 99.140% of the principal amount.
-	Interest Rate: 5.500% per annum.
-	Offering Format: private placement under Rule 144A and Regulation S of the U.S. Securities Act of 1933.
-	Expected Listing: Buenaventura will apply to list the bonds on the Singapore Exchange Securities Trading Limited (‘SGX-ST’).

The notes were offered in a private placement to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended (hereinafter the “Securities Act”), and outside the United States to non-U.S. persons in accordance with Regulation S under the Securities Act. The Notes are fully and unconditionally guaranteed jointly and severally by Compañía Minera Condesa S.A., Inversiones Colquijirca S.A., Procesadora Industrial Río Seco S.A. and Consorcio Energético Huancavelica S.A.

As part of the commitments of the notes, Buenaventura must be in compliance with certain obligations if it wants to enter into any of the following transactions i) incurrence in additional debt, ii) asset sales, iii) making certain investments, paying dividends, purchase Buenaventura’s equity interests or making any principal payment prior to any scheduled final maturity or schedule repayment of any indebtedness that is subordinated to the notes (known as “restricted payments”), iv) creation of liens and v) merger, consolidation or sale of assets. These covenants are known as “Limitations on incurrence of indebtedness”, “Limitation on Asset Sales”, “Limitation on Restricted Payments”, “Limitation on Liens” and “Limitation on Merger, Consolidation or Sale of Assets”, respectively. These covenants also have exceptions that let the Company operate in the ordinary course of business.

(c)

On June 27, 2016, Buenaventura entered into a long-term finance contract with seven Peruvian and foreign banks for a principal amount of US$275,000,000. In 2018, April 2020, April 2021, May 2021 Buenaventura signed the first, second, third and fourth amendments to the Syndicated Term Loan to modify some terms and conditions including the issue of Notes in accordance with Rule 144A and Regulation S under the Securities Act of 1933.

On January 3, 2022, the Company made a US$100 million prepayment of the syndicated loan and the remaining balance of US$175 million was paid on March 2, 2022. Additionally, the related hedging derivative financial instruments was liquidated. See Note 34(c).

(d)

On October 29, 2019, El Brocal entered into a new financial obligation of US$161,893,850 with Banco de Crédito del Perú in order to cancel the two previous obligations: (i) Finance leaseback; and (ii) Mid-term financial obligation. The new financial obligation has the following terms and conditions:

-	Principal (Part A): US$113,325,695.
-	Principal (Part B): US$48,568,155.
-	Annual interest rate (Part A): 3.76%.
-	Annual interest rate (Part B): Three-month LIBOR plus 2.39%
-	Term (Part A): 5 years since October 2019 until October 2024.
-	Term (Part B): 7 years since October 2019 until October 2026.

According to the lease contract mentioned above, El Brocal is required to maintain the following financial ratios as defined in the agreement:

(i)	Debt service coverage ratio: Higher than 1.3.
(ii)	Leverage Ratio: Less than 1.0 times.
(iii)	Indebtedness ratio: Less than 2.25 times.

The financial obligation is collateralized by a security agreement in respect of assets; certain contractual rights, flows and account balances, a real estate mortgage; and a mortgage on certain mining concessions.

The compliance with the financial ratios is monitored by El Brocal’ s Management. As of December 31, 2022 and 2021, El Brocal complies with the coverage and indebtedness ratios.

(e)

On December 2, 2009, Huanza entered into a finance lease contract with Banco de Crédito del Perú. On October 29, 2020, as part of the Group its strategy of preserving cash, Huanza negotiated a reduction of the fixed rate of interest and agreed to a modification of the following terms and conditions:

-	Principal: final installment of US$44,191,000 (original amount of US$119,000,000).
-	Annual interest rate: LIBOR 30 days plus 2.10%.
-	Term: 18 months since November 2, 2020, with final maturity in May 2022.
-	Guarantee: Leased equipment.
-	Amortization: a final installment of US$44,191,000.

On June 30, 2014, Banco de Credito del Perú extended the finance lease contract mentioned above, through the addition of a new tranche. On October 29, 2020, as part of the Group’s strategy of preserving cash, Huanza negotiated a reduction of the fixed rate of interest and agreed a modification of the following terms and conditions:

-	Principal: final installment of US$68,905,000 (original amount of US$103,373,000)
-	Annual interest rate: LIBOR 30 days plus 2.10%
-	Term: 18 months since November 2, 2020, with final maturity in May 2022.
-	Guarantee: Leased equipment.
-	Amortization: a final installment of US$68,905,000.

On April 29, 2022, Banco de Credito del Peru and Empresa de Generación Huanza signed an addendum considering a prior amortization of outstanding principal of US$9,191,364 (Tranche I) and US$13,904,800 (Tranche II). Below we detail the main additional terms and conditions:

Tranche I:

-	Principal: US$35,000,000
-	Annual interest rate: 5.05%.
-	Term: 60 months since May 2, 2022 with final maturity in 2027.
-	Guarantee: Leased equipment.
-	Amortization: Through 20 fixed quarterly installments and a final installment of US$22,531,250 at the end of the payment term.

Tranche II:

-	Principal: US$55,000,000
-	Annual interest rate: 5.05%.
-	Term: 60 months since May 2, 2022 with final maturity in 2027.
-	Guarantee: Leased equipment.
-	Amortization: Through 20 fixed quarterly installments and a final installment of US$35,406,250 at the end of the payment term.

In addition, Huanza granted a security interest for 100% of shares.

According to the lease contract mentioned above, Huanza is required to maintain the following financial ratios:

-	Debt service coverage ratio: Higher than 1.1.
-	Minimum equity of US$30,000,000.

Management performed an analysis to determine if the modification of the terms and conditions in October 2020 were substantially different terms and shall be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The Group concluded that the terms are not substantially different, due to the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective interest rate were less than 10 per cent different compared to the discounted present value of the remaining cash flows of the original financial liability.

On December 2, 2009, Huanza signed a “Guarantee Trust Agreement” (hereinafter “the contract”), related to the financial lease agreement described above. In said contract, Huanza and Buenaventura are the trustors, the Bank is the trustee and La Fiduciaria S.A. is the fiduciary. The objective of the contract is the constitution of a trust equity with irrevocable character, which serves entirely as a guarantee of the total payment of the guaranteed obligations, which are based on the agreements, renewals, extensions or modifications established in the financial lease documents.

Under this contract, Huanza promised to grant the following:

-

Trust of flows with respect to all the income of the hydroelectric power station of Huanza, including the income from sales of power and energy, through which Huanza is obliged to receive all the cash flows of commercial income through a collection account, as well as carry out certain mandatory actions that guarantee the channeling of flows mentioned above.

-

Trust of assets of the station, the lands, the assets of Huanza necessary for the operation of the station that are not under the Financial Lease Agreement and the actions of Huanza, as well as the right of collection on future flows that would correspond to amounts received by Huanza before the eventual public auction of the rights and assets of the concession because of the expiration of the concession.

-	The conditional transfer, by which Huanza assigns to the Bank the rights and obligations derived from the agreements and contracts signed by Huanza for the construction of the Plant.
-	Letters of Guarantee, by means of which, Buenaventura is constituted as Huanza’ s solidarity guarantor, guaranteeing in favor of the Bank the fulfillment of the obligations breached by Huanza.

As of December 31, 2022 and 2021, Huanza complied with these commitments, including that related to the channeling of all the cash flows received for commercial income through a collection account.

(f)	The long-term portion of the financial obligations held by the Group matures as follows:

	2022	2021
	US$(000)	US$(000)

Between 1 and 2 years (Year 2024)	105,986	108,606
Between 2 and 5 years (Year 2025 to 2027)	601,419	774,153
More than 5 years (since 2028)	4,238	—
	711,643	882,759
Debt issuance costs	(8,180)	(4,201)

	703,463	878,558

(g)	Below is presented the movement of the debt excluding interest:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Beginning balance	1,057,975	531,653	571,688
Bonds -
Senior Notes bonds issue	—	550,000	—
Debt issuance costs	—	(10,700)	—
Amortization of debt issuance costs in results, note 29(a)	1,963	717	—

Financial obligations -
Payments	(323,057)	(21,585)	(38,994)
Reversal of the amortized cost of the syndicated loan, note 29(a)	(8,855)	—	—
Amortization of debt issuance costs in results, note 29(a)	2,820	885	976
Effect of amortized cost, note 29(a)	515	8,837	(361)
Increase (reduction) of debt restructuring costs	—	225	(1,992)

Lease obligations -
Additions	11,712	2,972	5,213
Accretion expense, note 29(a)	99	176	180
Payments	(4,638)	(5,205)	(4,080)
Disposals	—	—	(977)
Final balance	738,534	1,057,975	531,653

(h)	Lease liabilities related to the right of use asset are as follows:

	2022	2021
	US$(000)	US$(000)

Buildings (j)	8,814	2,532
Transportation units (i)	2,719	2,386
Machinery and equipment	1,420	861

	12,953	5,779
Classification by maturity:
Current portion	3,639	4,098
Non-current portion	9,314	1,681
	12,953	5,779

Lease payments are presented in the consolidated statements of cash flows in “Lease payments” caption as part of the financing activities. Interest’s expense related to the lease liabilities for the years 2022, 2021 and 2020 is presented in the “Financial costs” caption, note 29(a).

(i)	Transportation units -

The Group has lease contracts for mining vehicles used in its operations. Leases of mining vehicles generally have lease terms between one and three years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets. No contracts require the Group to maintain certain financial ratios nor includes variable lease payments.

The Group also has certain leases of assets with lease terms of 12 months or less and leases of office equipment with low value. The Group applies the short-term lease and lease of low-value assets recognition exemptions for these leases.

(j)	Buildings -

Lease liabilities related to buildings mainly correspond to a lease contract entered by Buenaventura on its administrative offices in Lima located in Las Begonias Street N°415, San Isidro, Lima, Peru, with a lease term of 10 years since the year 2013 and fixed payments. The Group has the option to lease the assets for two additional term of 5 years each. As of December 31, 2022, the Group is negotiating the renewal of the contract.

The minimum future rents payable as of December 31, 2022 and 2021 are as follows:

	2022	2021
	US$(000)	US$(000)

Less than 1 year (2023)	1,313	1,470
Between 1 and 5 years (2024-2027)	3,264	757
More than 5 years (since 2028)	4,238	—
	8,815	2,227